Loan and Credit Substitute Exposures Based on Region in which Instruments are Originated (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Mumbai USD ($)	Mar. 31, 2012 Mumbai INR	Mar. 31, 2011 Mumbai INR	Mar. 31, 2012 Western region, other than Mumbai USD ($)	Mar. 31, 2012 Western region, other than Mumbai INR	Mar. 31, 2011 Western region, other than Mumbai INR	Mar. 31, 2012 Northern region USD ($)	Mar. 31, 2012 Northern region INR	Mar. 31, 2011 Northern region INR	Mar. 31, 2012 Eastern region USD ($)	Mar. 31, 2012 Eastern region INR	Mar. 31, 2011 Eastern region INR	Mar. 31, 2012 Southern region USD ($)	Mar. 31, 2012 Southern region INR	Mar. 31, 2011 Southern region INR	Mar. 31, 2012 Foreign branch USD ($)	Mar. 31, 2012 Foreign branch INR	Mar. 31, 2011 Foreign branch INR
Concentration Risk [Line Items]
Gross loans	$ 39,974.10	2,034,281.20	1,648,750.30		537,641.90	459,750.50		391,565.90	290,496.40		471,476.20	398,120.90		97,442.50	73,956.50		476,871.00	379,890.60		59,283.70	46,535.40
Fair Value Of Credit Substitutes		11,800.5	14,491.1		10,419.7	14,386.4		0	0		0	0		0	0		1,380.8	104.7		0	0
Total Exposure	$ 40,206.0	2,046,081.7	1,663,241.4	$ 10,769.5	548,061.6	474,136.9	$ 7,694.4	391,565.9	290,496.4	$ 9,264.6	471,476.2	398,120.9	$ 1,914.8	97,442.5	73,956.5	$ 9,397.8	478,251.8	379,995.3	$ 1,164.9	59,283.7	46,535.4
%	100.00%	100.00%	100.00%	26.80%	26.80%	28.50%	19.10%	19.10%	17.50%	23.00%	23.00%	23.90%	4.80%	4.80%	4.40%	23.40%	23.40%	22.90%	2.90%	2.90%	2.80%